Fair Value Measurement (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 30, 2012	Jul. 01, 2012	Jan. 01, 2012
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	$ 25,512	$ 34,527	$ 31,543	$ 19,212
Restricted cash	6,467	6,467
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives	31,053	45,724
Total gains (losses), net [Abstract]
Included in earnings	9
Included in other comprehensive income	(14,680)
Impairment charge of property, plant and equipment classified as held for sale		2,128
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	25,512	34,527
Restricted cash	6,467	6,467
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives	$ 31,053	$ 45,724